Shareholder Report, Holdings (Details) - C000017621	Jun. 30, 2025
NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JPMorgan Chase & CompanyFR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.60%
SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.80%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
SectorOther
Holdings [Line Items]
Percent of Net Asset Value	1.60%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%